SCHEDULE OF INFORMATION RELATED TO STOCK WARRANTS (Details) - $ / shares	Dec. 31, 2024	May 31, 2022
Class of Warrant or Right, Outstanding	59,182
Weighted Average Remaining Life In Years, Warrants Exercisable		5 years
Common stock - warrants	59,182	4,800
Warrant Exercise Price One [Member]
Warrants Outstanding, Exercise Price	$ 500.00
Class of Warrant or Right, Outstanding	31,000
Weighted Average Remaining Life In Years, Warrants Exercisable	1 year 7 months 6 days
Common stock - warrants	31,000
Warrant Exercise Price Two [Member]
Warrants Outstanding, Exercise Price	$ 650.00
Class of Warrant or Right, Outstanding	28,182
Weighted Average Remaining Life In Years, Warrants Exercisable	4 years 1 month 6 days
Common stock - warrants	28,182